Supplement to
                             Combined Prospectus of

                    Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund
                           Wright U.S. Treasury Fund
                     Wright U.S. Government Near Term Fund
                         Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund


                            dated April 30, 1999


Wright Junior Blue Chip Equities Fund was terminated and liquidated effective December 17, 1999.

     Effective as of the date of this supplement, the above Prospectus is revised as follows to reflect investment policy changes approved by the Trustees of the funds on January 26, 2000:

     1. The disclosure under the caption "Wright Investors' Service, Inc. and the Approved Investment List" on page 1 of the Prospectus is revised by the following disclosure:

     "Using bottom-up fundamental analysis, Wright Investors' Service systematically identifies those companies in the Worldscope(R) database that meet minimum standards of prudence and thus are suitable for investment by fiduciary investors. These companies are then subjected to extensive analysis and evaluation to identify those which meet Wright's standards of investment quality, or are leaders in their industry."

     2. The disclosure relating to Wright Selected Blue Chip Equities Fund under the caption "Principal Investment Strategies" on page 2 of the Prospectus is revised by the following disclosure:

     "The portfolio's investments are control weighted. Professional investment personnel characterize the fund as a blend of growth and value. The portfolio is managed to a benchmark, which is the Standard & Poor's Mid-Cap 400 Index(S&P Mid-Cap 400)."

     The second sentence of the paragraph following the Total Return chart on page 3 is deleted.

     3. The disclosure relating to Wright Major Blue Chip Equities Fund under the caption "Principal Investment Strategies" on page 6 of the Prospectus is revised by the following disclosure:

     "The fund's portfolio is control weighted. The fund is managed to a benchmark, which is the Standard & Poor's 500 Index (S&P 500)."

     The second sentence of the paragraph following the Total Return chart on page 7 is deleted.

     4. The disclosure relating to Wright International Blue Chip Equities Fund under the caption "Principal Investment Strategies" on page 8 of the Prospectus is revised by the deletion of the following disclosure:


     "The portfolio invests no more than 20% of its assets in any one country."

     5. The disclosure relating to Wright U.S. Treasury Fund under the caption "Principal Investment Strategies" on page 10 of the Prospectus is revised by the following disclosure:

     "The portfolio is managed to a benchmark, which is the Lehman U.S. Treasury Bond Index"

     6. The disclosure relating to Wright Total Return Bond Fund under the caption "Principal Investment Strategies" on page 14 of the Prospectus is revised by the following disclosure:

     "The fund invests at least 65% of its total assets in U.S. government and investment grade (rated "BBB" or higher) corporate debt securities. Generally, the fund will sell an individual security if its rating is downgraded below "BBB" by the major rating services such as Moody's or Standard and Poor's"

     "The fund is managed to a benchmark, which is the Lehman U.S. Aggregate Bond Index."

     7. The disclosure relating to Wright Current Income Fund on page 16 of the Prospectus is revised by the following disclosure:

     Under the caption "Principal Investment Strategies" "The fund invests at least 65% of its total assets in debt obligations issued or guaranteed by the U.S. government or any of its agencies or backed only by the credit of a federal agency such as the Federal Home Loan Bank, Fannie Mae (Federal National Mortgage Association) and the Federal Home Loan Mortgage Corporation, and corporate debt securities."

     Under the caption "Principal Risks" The last sentence of the first paragraph is revised as follows:

     "Also, mortgage-related securities carry the following risks:"

     8. The disclosure relating to Wright U.S. Treasury Money Market Fund on page 18 of the Prospectus is revised by the following disclosure:

     Under the caption "Principal Investment Strategies" "The fund may also invest in repurchase agreements which are collateralized by U.S. Treasury securities. The fund may enter into repurchase agreements only with large, well-capitalized banks or government securities dealers that meet Wright credit standards.

February 1, 2000

                                  Supplement to
                 Combined Statement of Additional Information of

                     Wright Selected Blue Chip Equities Fund
                      Wright Major Blue Chip Equities Fund
                  Wright International Blue Chip Equities Fund
                            Wright U.S. Treasury Fund
                      Wright U.S. Government Near Term Fund
                          Wright Total Return Bond Fund
                           Wright Current Income Fund
                     Wright U.S. Treasury Money Market Fund


                              dated April 30, 1999


Wright Junior Blue Chip Equities Fund was terminated and liquidated effective December 17, 1999.

     Effective as of the date of this supplement, the above Statement of Additional Information ("SAI") is revised as follows to reflect investment policy changes approved by the Trustees of the funds on January 26, 2000:

     1. The  disclosure  under the  caption " Approved  Wright  Investment  List
(AWIL)" on page 2 of the SAI is revised by the following disclosure:

     " These companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's standards of investment quality, or are leaders in their industry."

     2. The disclosure relating to Wright Selected Blue Chip Equities Fund on page 2 of the SAI is revised by the following disclosure:

     "Investments are control weighted. Professional investment personnel characterize Wright Selected Blue Chip Equities Fund as a blend of growth and value. The portfolio is managed to a benchmark, which is the Standard & Poor's Mid-Cap 400 Index (S&P Mid-Cap 400)."

     3. The disclosure relating to Wright Major Blue Chip Equities Fund on page 3 of the SAI is revised by the following disclosure:

     "Investments in the fund's portfolio are control weighted in the selected securities. The fund is managed to a benchmark, which is the Standard & Poor's 500 Index (S&P 500)."

     4. The disclosure relating to The International Approved Wright Investment List (International AWIL) on page 3 of the SAI is revised by the following disclosure:

     " These approximately 3800 companies are then subjected to extensive analysis and evaluation in order to identify those which meet Wright's standards of investment quality, or are leaders in their industry."

     5. The disclosure relating to Wright U.S. Treasury Fund on page 4 of the SAI is revised by the following disclosure:

     "The portfolio is managed to a benchmark, which is the Lehman U.S.Treasury Bond Index"

     6. The disclosure relating to Wright Total Return Bond Fund on pages 4 and 5 of the SAI is revised by the following disclosure:

     "The fund invests in bonds or other investment grade debt securities selected by the Investment Adviser with a weighted average maturity that, in the Investment Adviser's judgment, produces the best total return, i.e., the highest total of ordinary income plus capital appreciation. Assets of this fund may be invested in U.S. Government and agency obligations, certificates of deposit of federally insured banks and corporate obligations rated at the date of investment "BBB" or better (investment grade by Standard & Poor's Ratings Group [S&P] or by Moody's Investors Service, Inc. ["Moody's"]), or if not rated by such rating organizations, of comparable quality as determined by Wright pursuant to guidelines established by the Trustees. In any case, they must also meet Wright Quality Rating Standards. The fund will dispose of securities downgraded below BBB. The fund is being managed to a benchmark, which is the Lehman U.S. Aggregate Bond Index."

     7. The disclosure relating to Wright U.S. Treasury Money Market Fund on page 5 of the SAI is revised by the deletion of the following disclosure:

 "However, at the present time, the Fund intends to invest only in U.S. Treasury bills, notes and bonds and does not intend to invest in repurchase agreements."


February 1, 2000